Schedule of Stock Option Activity for Options with Service-based Vesting (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Oct. 22, 2025	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding beginning balance		686,880		1,700,058
Weighted Average Exercise Price, Outstanding beginning balance		$ 3.25		$ 1.88
Weighted Average Remaining Contractual Term (Years), Outstanding balance		6 years 10 months 2 days		6 years 10 months 17 days		6 years 6 months
Aggregate Intrinsic Value, Outstanding beginning balance		$ 234		$ 11,885
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised	(8,048,770)	(26,321)		(6,772)
Weighted Average Exercise Price, Exercised		$ 0.70		$ 0.70
Number of Options, Forfeited		(6,508)		(14,892)
Weighted Average Exercise Price, Forfeited		$ 3.91		$ 5.34
Number of Options, Exercised		(21,456)	[1]	(745,896)	[2]
Weighted Average Exercise Price, Exercised		$ 1.85	[1]	$ 0.95
Number of Options, Expired		(43,403)		(245,618)
Weighted Average Exercise Price, Expired		$ 6.60		$ 0.72
Number of Options, Outstanding ending balance		589,192		686,880		1,700,058
Weighted Average Exercise Price, Outstanding ending balance		$ 3.16		$ 3.25		$ 1.88
Aggregate Intrinsic Value, Outstanding ending balance		$ 70		$ 234		$ 11,885
Number of Options, Options vested and exercisable ending balance		472,991		523,632
Weighted Average Exercise Price, Options vested and exercisable ending balance		$ 2.86		$ 2.93
Weighted Average Remaining Contractual Term (Years), Options vested and exercisable balance		6 years 8 months 4 days		6 years 6 months 7 days
Aggregate Intrinsic Value, Options vested and exercisable ending balance		$ 69		$ 230

[1]	During the six-month ended June 30, 2026, employees have performed cashless exercise of 21,456 options
[2]	During the year ended 31st December 2025, employees have performed cashless exercise of 745,896 options